Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2015	2014
Depreciation and amortization	$59,879	$47,082
Intangibles (nonamortizable)	6,920	1,874
Employee benefits	(10,517)	(11,679)
Deferred fulfillment costs	2,172	2,035
Net operating loss and other carryforwards	(4,029)	(2,126)
Other – net	(1,478)	68
Subtotal	52,947	37,254
Deferred tax assets valuation allowance	2,141	1,182
Net deferred tax liabilities	$55,088	$38,436

Noncurrent deferred tax liabilities	$56,181	$38,436
Less: Noncurrent deferred tax assets	(1,093)	-
Net deferred tax liabilities	$55,088	$38,436

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2015	2014
Balance at beginning of year	$4,465	$4,227
Increases for tax positions related to the current year	1,333	470
Increases for tax positions related to prior years	660	484
Decreases for tax positions related to prior years	(396)	(657)
Lapse of statute of limitations	(16)	(38)
Settlements	10	(21)
Current year acquisitions	864	-
Foreign currency effects	(22)	-
Balance at end of year	6,898	4,465
Accrued interest and penalties	1,138	973
Gross unrecognized income tax benefits	8,036	5,438
Less: Deferred federal and state income tax benefits	(582)	(434)
Less: Tax attributable to timing items included above	(3,460)	(2,400)
Less: UTBs included above that relate to acquisitions that would impact goodwill
if recognized during the measurement period	(842)	-
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$3,152	$2,604

Components Of Income Tax Expense
	2015	2014	2013
Federal:
Current	$2,496	$1,610	$3,044
Deferred	3,828	2,060	5,783
	6,324	3,670	8,827
State and local:
Current	72	(102)	(132)
Deferred	671	(73)	596
	743	(175)	464
Foreign:
Current	320	163	71
Deferred	(382)	(39)	(34)
	(62)	124	37
Total	$7,005	$3,619	$9,328

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013
U.S. income before income taxes	$21,519	$10,244	$27,903
Foreign income (loss) before income taxes	(827)	111	147
Total	$20,692	$10,355	$28,050

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2015	2014	2013
Taxes computed at federal statutory rate	$7,242	$3,624	$9,818
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	483	(113)	302
Connecticut wireline sale	-	350	-
Loss of foreign tax credits in connection with América Móvil sale	-	386	-
Other – net	(720)	(628)	(792)
Total	$7,005	$3,619	$9,328
Effective Tax Rate	33.9%	34.9%	33.3%